GOODWILL AND OTHER INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of goodwill
The following table shows changes in the carrying amounts of goodwill by reportable segment for the years ended December 31, 2018 and 2017:

Goodwill	Performance Materials & Coatings	Industrial Intermediates & Infrastructure	Packaging & Specialty Plastics	Total
In millions
Balance at Jan 1, 2017	$4,938	$1,085	$1,518	$7,541
Divestiture of the EAA Business [1]	—	—	(23)	(23)
Dissolution of joint venture [2]	48	—	—	48
Goodwill impairment	(1,491)	—	—	(1,491)
Receipt of the ECP businesses [3]	—	—	3,617	3,617
Measurement period adjustment - ECP [3]	—	—	(96)	(96)
Foreign currency impact	194	16	32	242
Other	—	—	(5)	(5)
Balance at Dec 31, 2017	$3,689	$1,101	$5,043	$9,833
Foreign currency impact	(39)	(6)	(24)	(69)
Measurement period adjustment - ECP [3]	—	—	82	82
Balance at Dec 31, 2018	$3,650	$1,095	$5,101	$9,846

1.	On September 1, 2017, the Company divested its EAA Business to SK Global Chemical Co., Ltd. See Note 7 for additional information.

2.	On December 31, 2017, the Company dissolved a crude acrylic acid joint venture. See Note 25 for additional information.
3. Goodwill recognized from the receipt of the ECP businesses as part of the separation from DowDuPont. See Note 4 for additional information.

Schedule of other intangible assets
The following table provides information regarding the Company’s other intangible assets:

Other Intangible Assets at Dec 31	2018			2017
In millions	Gross Carrying Amount	Accum Amort	Net	Gross Carrying Amount	Accum Amort	Net
Intangible assets with finite lives:
Developed technology	$2,634	$(1,252)	$1,382	$2,630	$(1,021)	$1,609
Software	1,404	(805)	599	1,323	(727)	596
Trademarks/tradenames	352	(329)	23	366	(284)	82
Customer-related	3,211	(993)	2,218	3,247	(810)	2,437
Other	—	—	—	2	—	2
Total other intangible assets, finite lives	$7,601	$(3,379)	$4,222	$7,568	$(2,842)	$4,726
In-process research and development ("IPR&D")	3	—	3	3	—	3
Total other intangible assets	$7,604	$(3,379)	$4,225	$7,571	$(2,842)	$4,729

Schedule of ECP other intangible assets
Intangible assets assumed from the receipt of ECP are presented in the table below. See Note 4 for additional information.

ECP Intangible Assets at Aug 31, 2017	Gross Carrying Amount	Weighted-average Amort. Period (in years)
In millions
Intangible assets with finite lives:
Developed technology	$366	14
Trademarks/tradenames	20	7
Customer-related	1,098	15
Total	$1,484	15

Schedule of amortization expense
The following table provides information regarding amortization expense from continuing operations related to intangible assets:

Amortization Expense from Continuing Operations	2018	2017	2016
In millions
Other intangible assets, excluding software	$469	$400	$316
Software, included in “Cost of sales” from continuing operations	$93	$82	$69

Schedule of estimated future amortization expense
Total estimated amortization expense from continuing operations for the next five fiscal years is as follows:

Estimated Amortization Expense from Continuing Operations for Next Five Years
In millions
2019	$518
2020	$492
2021	$470
2022	$413
2023	$392